John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-3241
Fax: (617) 663-2197
E-Mail: dbarr@jhancock.com
Name : David D. Barr
Title: Counsel
December 17, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Investment Trust II (the “Trust”), on behalf of:
John Hancock Financial Industries Fund,
John Hancock Regional Bank Fund, and
John Hancock Small Cap Equity Fund (the “Funds”)
File Nos. 002-90305; 811-03999
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a)(1) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 61 (Amendment No. 61 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”), including the Funds’ prospectuses and Statement of Additional Information, Part C and Exhibits. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 and is intended to become effective on March 1, 2010. The principal purpose of the Amendment is to amend the Trust’s Registration Statement to comply with recent amendments to Form N-1A (“Revised Form N-1A”).
Except for certain information relating to the Funds’ management and organization, certain information in the prospectuses included in the Amendment, as detailed in the following table, is substantially the same as the information reviewed by the Staff and included in Post-Effective Amendment No. 15 to the Registration Statement of John Hancock Funds III (with respect to John Hancock Core High Yield Fund) (File Nos. 333-125838 and 811-21777), which was filed pursuant to Rule 485(a) on January 20, 2009 (Accession no. 0000950135-09-000349). Under the prospectus heading “Who’s who,” the Funds’ investment advisory fees, subadviser, and portfolio managers are different from those of the Core High Yield Fund.

Corresponding Item of
Category of Prospectus Disclosure	Prospectus Heading(s)	Revised Form N-1A
Management and organizational information	• Who’s who	Item 10

Shareholder information and	• Your account	Items 11 and 12
distribution arrangements	• Transaction policies
• Dividends and account policies
• Additional investor services

John Hancock Financial Services
Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Amendment.
This transmission contains a conformed signature page. One copy of the filing has been manually signed and held with the Trust’s records.
If you have any questions or comments concerning the foregoing, please call me at (617) 663-3241.
Sincerely,

/s/ David D. Barr
David D. Barr, Esq.
Assistant Secretary and Counsel